UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Roger E. King
Address: 1980 Post Oak Boulevard
         Suite 2400
         Houston, TX  77056

13F File Number:  28-0203

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Donna McFall
Title:     Compliance Assistant
Phone:     713-961-0462

Signature, Place, and Date of Signing:

     Donna McFall     Houston, TX     April 06, 2002


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     84

Form13F Information Table Value Total:     $648,505 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Adelphia Business Solutions    Common           006847107     4.55      350 X   350  0       0
Adelphia Communications-A     Common           006848105 16078  1079063 X   1078262 0       801
Allegheny Energy Inc           Common           017361106   252.24     6100 X   6100 0       0
America First Mortgage         Common           023934102   147    16460 X   16460 0       0
AOL Time Warner                Common           00184A105     4.49      190 X   0    0       190
Armor Holdings                 Common           042260109    10.84      400 X   400  0       0
AT&T Corp                      Common           001957109    13.71      873 X   0    0       873
AT&T Wireless                  Common           00209A106     3.37      377 X   0    0       377
Black Hills Corp               Common           092113109  1848    55210 X   55210 0       0
Boston Scientific              Common           101137107 49168  1959702 X   1958419 0       1283
Burlington Resources           Common           122014103  8692   216829 X   216355 0       474
Cablevision Systems            Common           12686C109 19016   559298 X   558683 0       615
Cardinal Health Inc            Common           14149Y108  1479    20874 X   20582 0       292
Catellus Development Corp      Common           149111106  3180   161705 X   161705 0       0
Cendant Corp                   Common           151313103  1729    90072 X   89517 0       555
CH Energy Group                Common           12541M102    33.22      700 X   700  0       0
Charter Comm -A       Common           16117M107 16588  1469293 X   1467753 0       1540
Citizens Comm         Common           17453B101  31109  2893916 X   2892162 0       1754
Citrix Systems Inc             Common           177376100 15315   886310 X   886310 0       0
Collagenex Pharmaceutical     Common           19419B100   277.37    25215 X   25215 0       0
Countrywide Credit        Common           222372104 30776   687738 X   687283 0       455
CPI Corp                       Common           125902106   714    43450 X   43450 0       0
Crown Media Hldgs- A        Common           228411104  9857.07   794925 X   793252 0       1673
CVS Corp                       Common           126650100 27891   812447 X   811971 0       476
Dean Foods Co                  Common           242370104  9023   119165 X   119165 0       0
Diamond Offshore Drng      Common           25271C102  7783  248990 X   248990 0       0
Diebold Inc           Common           253651103 16529.07   405721 X   405454 0       267
Duane Reade                    Common           263578106  7966   234460 X   234460 0       0
Duke Power Company             Common           264399106    26.46      700 X   700  0       0
Elan Corp PLC                  Common           284131208  4375   314557 X   313779 0       778
Estee Lauder Companies- A      Common           518439104  3252    95222 X   94657 0       565
Fleet Boston Finl Corp         Common           339030108  4803   137245 X   136801 0       445
Florida East Coast Inds - A    Common           340632108  2087    73735 X   73735 0       0
FMC Technologies Inc           Common           30249U101     1.36       68 X   0    0       68
Forest Oil Corp                Common           346091705  7932   267796 X   267286 0       510
Fox Entertainment Group        Common           35138T107 17582   743427 X   742566 0       861
Gaylord Entertainment Co       Common           367905106   760    28600 X   28600 0       0
Glaxosmithkline PLC ADR        Common           37733W105   152.33     3241 X   3241 0       0
Global SantaFe Corp            Common           G3930E101 11841   362135 X   362135 0       0
ICN Pharmaceuticals Inc        Common           448924100  8818   277760 X   277760 0       0
Interpore International        Common           46062W107   556    49660 X   49660 0       0
IVAX Corporation               Common           465823102 19252  1199515 X   1199515 0       0
King Pharmaceuticals Inc       Common           495582108   133.14     3803 X   0    0       3803
Labranche & Co                 Common           505447102  1929    62134 X   61801 0       333
Leap Wireless                  Common           521863100   660    78430 X   78430 0       0
Lehman Bros Holdings           Common           524908100  2393    37033 X   37033 0       0
Liberty Media Corp             Common           530718105 14633  1157719 X   1156348 0       1371
Marathon Oil Corp              Common           565849106  2919   101385 X   101385 0       0
MBIA Inc              Common           55262C100  4180.89    76447 X   76447 0       0
Media General                  Common           584404107  16800   264570 X   264332 0       238
Mentor Graphics                Common           587200106  6572   310920 X   310920 0       0
Merck & Co Inc            Common           589331107 16333   283674 X   283359 0       315
Mylan Labs                     Common           628530107 18220  618472 X   617936 0       536
Northrup Grumman Corp          Common           666807102    22.61      200 X   200  0       0
Ocean Energy Inc               Common           67481E106  2141   108210 X   108210 0       0
Paraxel International Corp     Common           699462107  2156   134460 X   134460 0       0
Paxson Communications          Common           704231109  9386   856427 X   856427 0       0
Pfizer Inc                     Common           717081103  12442   313095 X   313095 0       0
Prudential Financial Inc       Common           744320102 15342   494133 X   493565 0       568
Rainbow Media Group            Common           12686C844 23809   964731 X   964093 0       638
Raytheon Company               Common           755111507    12.32      300 X   300  0       0
Readers Digest Assn Inc CL A   Common           755267101  7419   331070 X   331070 0       0
Realty Income                  Common           756109104        0     1025 X   0    0       1025
Rite Aid Corp                  Common           767754104     5.19     1500 X   1500 0       0
Saxon Capital Inc              Common           80556P302   5291   358280 X   358280 0       0
Schering Plough Corp           Common           806605101  3377   107910 X   107910 0       0
Shenandoah Telecommunications  Common           82312B106     74.1     1900 X   1900 0       0
Southwest Gas                  Common           844895102   2993   119748 X   119748 0       0
St Jude Medical Inc            Common           790849103    41.66      540 X   540  0       0
Syncor Intl Corp               Common           87157J106  15523   569655 X   569655 0       0
Teco Energy Inc                Common           872375100 22292   778652 X   778336 0       316
Telephone & Data Systems       Common           879433100  19988   226494 X   226494 0       0
Three-Five Systems             Common           88554L108  1566   105677 X   105677 0       0
Titan Corp                     Common           888266103     8.26      400 X   400  0       0
Transocean Sedco Forex Inc     Common           G90078109  6695   201496 X   201231 0       265
Tyco Intl LTD                  Common           902124106   129.28     4000 X   4000 0       0
Unocal Corp                    Common           915289102 10629   272912 X   272614 0       298
US Bancorp                     Common           902973304  1192    52835 X   52835 0       0
VISX                           Common           92844S105 21554  1220551 X   1219173 0       1378
Warwick Valley Phone Co    Common           936750108      112     2000 X   2000 0       0
Waters Corp                    Common           941848103 14893   532490 X   531946 0       545
Wright Medical Group Inc       Common           98235T107     7.03      350 X   350  0       0
Xcel Energy Inc                Common           98389B100  4041   159410 X   159410 0       0
Young Broadcasting             Common           987434107  3634   145435 X   145435 0       0